Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Grant and royalty revenue	$ 23,807	$ 18,069	$ 42,658	$ 45,033	$ 52,020	$ 631,840
Research and development revenue under collaborative agreements		43,185		1,547,743	1,547,743	4,448,623
Total revenues	23,807	61,254	42,658	1,592,776	1,599,763	5,080,463
Expenses:
Research and development	538,081	1,430,061	2,465,611	7,102,186	8,513,974	18,126,701
General and administrative	1,522,020	858,013	3,602,426	3,010,432	3,946,147	4,758,831
Total expenses	3,726,504	2,288,074	8,352,104	10,112,618	12,460,121	22,885,532
Loss from operations	(3,702,697)	(2,226,820)	(8,309,446)	(8,519,842)	(10,860,358)	(17,805,069)
Other income, net	13		13	40	52	18
Change in fair value of warrants				850,000	850,000	1,250,000
Net loss	$ (3,702,684)	$ (2,226,820)	$ (8,309,433)	$ (7,669,802)	$ (10,010,306)	$ (16,555,051)
Basic and diluted net loss per share	$ (1.54)	$ (1.06)	$ (3.47)	$ (4.60)	$ (0.39)	$ (1.00)
Weighted-average shares outstanding used in the calculation	2,398,546	2,100,023	2,394,000	1,666,013	25,734,836	16,555,654